LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	3 Months Ended
Mar. 31, 2025
Basic earnings per share [abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The basic income or loss per share is calculated by dividing net income or loss attributable to ordinary equity holders of the parent by the weighted average ordinary shares outstanding. The diluted loss per share equals the basic loss per share amounts presented for the three months ended March 31, 2025 and 2024, as the impact of the outstanding share options and RSUs had an anti-dilutive effect on the basic loss per share amounts presented.
The calculations of basic and diluted loss per share are based on:

	Three months ended March 31,
	2025	2024
	US$’000	US$’000
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted earnings per share calculation	(100,916)	(59,793)

	Number of shares Three months ended March 31,
	2025	2024

Shares
Weighted average number of ordinary shares outstanding during the period used in the basic and diluted earnings per share calculation	367,525,855	364,010,429